Consolidated Statements of Financial Condition (USD $)	Dec. 31, 2012	Dec. 31, 2011
Equity in commodity Trading accounts:
Cash on deposit with broker	$ 2,216,652	$ 2,670,744
Unrealized gain (loss) on open contracts	260,744	363,947
Purchased options on futures contracts (premiums paid - -$753,417 and -$33,376 respectively)	728,440	22,525
Total due from broker	3,205,836	3,057,216
Cash and cash equivalents on deposit with affiliate	8,659,507	9,596,823
Cash on deposit with bank	696,111	648
Fixed income securities (cost of $11,005,602 and $21,993,704, respectively), held by affiliate	11,003,681	21,870,890
Interest receivable	9,207	123,363
Cash on deposit with bank - Non-Trading	1,364,487	1,647,219
Prepaid expenses - Non-Trading	76,392	95,825
Total Assets	25,015,221	36,391,984
Equity in commodity Trading accounts:
Options written on futures contracts (premiums received $978,634 and $14,375, respectively)	884,242	1,006
Accrued commissions	54,558	111,034
Accrued management fees	37,239	48,884
Accrued operating expenses	209,592	217,118
Redemptions payable-Trading	565,316	493,332
Accrued legal fees- Non-Trading	2,364	500
Accrued management fees to U.S. Bank-Non-Trading	10,418	31,715
Distribution payable - Non-Trading	1,034	536,188
Total liabilities	1,764,763	1,439,777
Unitholders' capital:
Unitholders' capital	23,250,458	34,952,207
Total Liabilities and Unitholders' Capital	25,015,221	36,391,984
Trading [Member]
Unitholders' capital:
Unitholders' capital	21,823,370	33,777,543
Trading [Member] | Class A [Member]
Net asset value per unit:
Net Asset Value Per Unit	$ 76.92	$ 91.32
Trading [Member] | Class B [Member]
Net asset value per unit:
Net Asset Value Per Unit	$ 83.34	$ 96.98
Trading [Member] | Beneficial Owners [Member] | Class A [Member]
Unitholders' capital:
Unitholders' capital	21,106,894	32,497,392
Trading [Member] | Beneficial Owners [Member] | Class B [Member]
Unitholders' capital:
Unitholders' capital	675,323	1,231,294
Trading [Member] | Managing Owner [Member] | Class A [Member]
Unitholders' capital:
Unitholders' capital	41,153	48,857
LLC Equity/Non-Trading [Member]
Unitholders' capital:
Unitholders' capital	1,427,088	1,174,664
Net asset value per unit:
Net Asset Value Per Unit	$ 0.63	$ 0.52
LLC Equity/Non-Trading [Member] | Participating Owners [Member]
Unitholders' capital:
Unitholders' capital	149,728	158,535
LLC Equity/Non-Trading [Member] | Nonparticipating Owners [Member]
Unitholders' capital:
Unitholders' capital	$ 1,277,360	$ 1,016,129